Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Adjustments Resulting From Foreign Currency Translations
Amounts charged or credited to the Consolidated Statement of Operations for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 were as follows:

	Year ended December 31, (in thousands)
	2018	2017	2016
Amounts (credited)/ charged	$(3,876)	$7,760	$2,094

Estimated Useful Lives of Assets
Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2018	2017	2016
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,118,764	54,129,439	55,248,900
Effect of dilutive share options outstanding	671,899	719,607	1,158,236
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,790,663	54,849,046	56,407,136